AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 20, 1997


                                                              FILE NO. 33-35412
                                                                      811-06116
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                       /X/

                        POST-EFFECTIVE AMENDMENT NO. 16

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                       /X/

                                AMENDMENT NO. 17

                            ------------------------

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II

                           (Exact Name of Registrant)

                       NORTHBROOK LIFE INSURANCE COMPANY

                              (Name of Depositor)


                               MICHAEL J. VELOTTA
                 VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       NORTHBROOK LIFE INSURANCE COMPANY
                               3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)


                            ------------------------


                                   COPIES TO:

     RICHARD T. CHOI, ESQUIRE             CHRISTINE A. EDWARDS, ESQUIRE
   FREEDMAN, LEVY, KROLL & SIMONDS           DEAN WITTER REYNOLDS INC.
   650 CONNECTICUT AVENUE, N.W.               TWO WORLD TRADE CENTER
       WASHINGTON, D.C. 20006                NEW YORK, NEW YORK 10048


                            ------------------------


 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

        ___ immediately upon filing pursuant to paragraph (b) of Rule 485

        ___ on (date) pursuant to paragraph (b) of Rule 485

        _X_ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

        ___ on (date) pursuant to paragraph (a)(1) of Rule 485


            IF APPROPRIATE, CHECK THE FOLLOWING BOX:


        __ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET

Showing Location in Part A (Prospectus) and Part B of Registration Statement of Information Required by Form N-4

      ITEM OF
      FORM N-4                                                                                 PROSPECTUS CAPTION
- --------------------                                                             ----------------------------------------------
 1.        Cover Page..........................................................  Cover Page
 2.        Definitions.........................................................  Glossary
 3.        Synopsis............................................................  Introduction: Summary of Separate Account
                                                                                  Expenses
 4.        Condensed Financials................................................  --
           (a)        Chart....................................................  Condensed Financial Statements
           (b)        Performance Data.........................................  Performance Data
           (c)        Location of Others.......................................  Financial Statements
 5.        General.............................................................  --
           (a)        Depositor................................................  Northbrook Life Insurance Company
           (b)        Registrant...............................................  The Variable Account
           (c)        Portfolio Company........................................  Dean Witter Variable Investment Series
           (d)        Fund Prospectus..........................................  Dean Witter Variable Investment Series
           (e)        Voting Rights............................................  Voting Rights
           (f)        Administrators...........................................  Charges & Other Deductions -- Contract
                                                                                  Maintenance Charge
 6.        Deductions & Expenses...............................................  Charges & Other Deductions
           (a)        General..................................................  Charges & Other Deductions
           (b)        Sales Load %.............................................  Surrender Charge
           (c)        Special Purchase Plans...................................  N/A
           (d)        Commissions..............................................  Sales Commission
           (e)        Fund Expenses............................................  Summary of Expenses; Dean Witter Variable
                                                                                  Investment Series Expenses
           (f)        Organizational Expenses..................................  N/A
 7.        Contracts
           (a)        Persons with Rights......................................  The Contracts; Benefits; Income Payments;
                                                                                  Voting Rights; Assignments; Beneficiaries
                                                                                  Contract Owners
           (b)        (i)        Allocation of Purchase Payments...............  Allocation of Purchase Payments
                      (ii)       Transfers.....................................  Transfers
                      (iii)      Exchanges.....................................  N/A
           (c)        Changes..................................................  Modification
           (d)        Inquiries................................................  Customer Inquiries
 8.        Annuity Period......................................................  Income Payments
           (a)        Material Factors.........................................  Amount of Variable Annuity Income Payments
           (b)        Dates....................................................  Income Starting Date
           (c)        Frequency, duration & level..............................  Amount of Variable Annuity Income Payments
           (d)        AIR......................................................  Amount of Variable Annuity Income Payments
           (e)        Minimum..................................................  Amount of Variable Annuity Income Payments
           (f)        -- Change Options........................................  Income Plans
                      -- Transfer..............................................  --
 9.        Death Benefit.......................................................  Benefits Under the Contract

      ITEM OF
      FORM N-4                                                                                 PROSPECTUS CAPTION
---------------------                                                             ----------------------------------------------
10.        Purchases & Contract Value
           (a)        Purchases................................................  Purchase of the Contract; Crediting of
                                                                                  Purchase Payments
           (b)        Valuation................................................  Value of Variable Account Accumulation Units
           (c)        Daily Calculation........................................  Value of Variable Account Accumulation Units;
                                                                                  Allocation of Purchase Payments
           (d)        Underwriter..............................................  Dean Witter Reynolds Inc.
11.        Redemptions
           (a)        -- By Owners.............................................  Surrender & Withdrawals
           (b)        -- By Annuitant..........................................  Annuity Options
           (c)        Texas ORP................................................  N/A
           (d)        Lapse....................................................  Default
           (e)        Free Look................................................  Introduction
12.        Taxes...............................................................  Federal Tax Matters
13.        Legal Proceedings...................................................  N/A
14.        SAI Contents........................................................  SAI Table of Contents
15.        Cover Page..........................................................  SAI: Cover Page
16.        Table of Contents...................................................  SAI: Table of Contents
17.        General Information & History
           (a)        Depositor's Name.........................................  Northbrook Life Insurance Company
           (b)        Assets of Sub-Account....................................  The Variable Account
           (c)        Control of Depositor.....................................  Northbrook Life Insurance Company
18.        Services
           (a)        Fees & Expenses of Registrant............................  Contract Maintenance Charge
           (b)        Management Contracts.....................................  Contract Maintenance Charge; Sales Commissions
           (c)        Custodian                                                  SAI: Safekeeping of the Variable Account's
                                                                                  Assets
                      Independent Public Accountant............................  SAI: Experts
           (d)        Assets of Registrant.....................................  SAI: Safekeeping of the Variable Account
                                                                                  Assets
           (e)        Affiliated Persons.......................................  N/A
           (f)        Principal Underwriter....................................  Dean Witter Reynolds Inc.
19.        Purchase of Securities Being Offered
           (a)        Offering.................................................  SAI: Purchase of Contracts
           (b)        Sales load...............................................  SAI: Sales Commissions
20.        Underwriters
           (a)        Principal Underwriter....................................  N/A
           (b)        Continuous offering......................................  SAI: Purchase of Contracts
           (c)        Commissions..............................................  SAI: Sales Commissions; Dean Witter Reynolds
                                                                                  Inc.
           (d)        Unaffiliated Underwriters................................  N/A
21.        Calculation of Performance Data.....................................  SAI: Performance Data
22.        Annuity Payments....................................................  SAI; Income Payments
23.        Financial Statements
           (a)        Financial Statements of Registrant.......................  SAI; Northbrook Variable Annuity Account
                                                                                  Financial Statements
           (b)        Financial Statements of Depositor........................  SAI; Northbrook Life Insurance Company
                                                                                  Financial Statements

      ITEM OF
      FORM N-4                                                                                 PROSPECTUS CAPTION
---------------------                                                             ----------------------------------------------
24a.       Financial Statements................................................  Part C.  Financial Statements
24b.       Exhibits............................................................  Part C.  Exhibits
25.        Directors and Officers..............................................  Part C.  Directors & Officers of Depositor
26.        Persons Controlled By or Under Common Control
           with Depositor or Registrant........................................  Part C.  Persons Controlled by or Under Common
                                                                                  Control with Depositor or Registrant
27.        Number of Contract Owners...........................................  Part C.  Number of Contract Owners
28.        Indemnification.....................................................  Part C.  Indemnification
29a.       Relationship of Principal Underwriter to Other
           Investment Companies................................................  Part C.  Relationship of Principal Underwriter
                                                                                  to Other Investment Companies
29b.       Principal Underwriters..............................................  Part C.  Principal Underwriters
29c.       Compensation of Underwriter.........................................  Part C.  Compensation of Dean Witter
30.        Location of Accounts and Records....................................  Part C.  Location of Accounts and Records
31.        Management Services.................................................  Part C.  Management Services
32.        Undertakings........................................................  Part C.  Undertakings

Registrant is filing this Post-effective Amendment No. 16 solely for the purposes of expanding the Dollar Cost Averaging Program, offering Automatic Portfolio Rebalancing and an optional Performance Income Benefit.

Registrant does not intend for this Post-effective Amendment No. 16 to amend or delete, any other part of this Registration Statement except as specifically noted herein.

                        SUPPLEMENT DATED JANUARY 19, 1998
                       TO THE PROSPECTUS DATED MAY 1, 1997
                    OF NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                      OF NORTHBROOK LIFE INSURANCE COMPANY

         Northbrook Life Insurance Company ("Northbrook Life") is pleased to announce the availability of three new optional enhancements, described below, to the Contracts described in the Prospectus. Capitalized terms have the same meaning as given to them in the Prospectus. Please retain this Supplement for future reference.

DOLLAR COST AVERAGING PROGRAM

         Northbrook Life now permits automatic transfers among any Sub-Accounts of the Variable Account in the Dollar Cost Averaging Program. Accordingly, please replace the words "the Money Market Sub-Account" with "any Sub-Accounts of the Variable Account" in your Prospectus, as follows:

Page 3:   Definition of Dollar Cost Averaging Program,
Page 5:   Question 4, and
Page 14:  Paragraph 6 under "Transfers".

AUTOMATIC PORTFOLIO REBALANCING

Northbrook Life Insurance Company now offers Automatic Portfolio Rebalancing. Accordingly, your Prospectus is amended as follows:

Page 14: Add the following paragraphs after paragraph 6 under "Transfers":

         Transfers may also be made automatically through Automatic Portfolio Rebalancing prior to the Payout Start Date. By electing Automatic Portfolio Rebalancing, all of the money allocated to Sub-Accounts of the Variable Account will be rebalanced to the desired allocation on a quarterly basis (or other frequencies that may be offered by the Company), determined from the first date that you decide to rebalance. Upon rebalancing, your money will be transferred among Sub-Accounts of the Variable Account to achieve the desired allocation.

         The desired allocation will be the allocation initially selected, unless subsequently changed. You may change the allocation at any time by giving us written notice. The new allocation will be effective with the first rebalancing that occurs after we receive the written request.

         Transfers made through Automatic Portfolio Rebalancing are not assessed a $25 charge and are not included in the twelve free transfers per Contract Year. Any money allocated to the Fixed Account or the Dollar Cost Averaging Fixed Account will not be included in the rebalancing.

PERFORMANCE INCOME BENEFIT

Northbrook Life Insurance Company now offers, at the time the Contract is purchased, the option to elect the Performance Income Benefit. Accordingly, your Prospectus is amended as follows:

Page 4:  Add the definition of Performance Income Benefit:

         Performance Income Benefit - An income benefit option which can be selected at the time the Contract is purchased.

Page 6:  Question 6 continued:

After each reference to "Death Benefit provision" that appears in the first sentence, insert "or the optional Performance Income Benefit". Also, at the end of the first sentence, insert "When both the Performance Income Benefit and the Performance Death Benefit are selected an additional Mortality and Expense Risk Charge of .24% is assessed bringing the total charges for Contracts with both the Performance Income Benefit and the Performance Death Benefit to a Mortality and Expense Risk Charge of 1.49% and an Administrative Expense Charge of .10%."

Page 7: Replace the "Separate Account Annual Expenses" chart in its entirety with the following chart:

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of account value)


                                            Without an        With an           With Both the
                                            Optional          Optional          Optional
                                            Death Benefit     Death Benefit     Performance
                                            Provision         Provision or      Income
                                                              the Optional      Benefit and
                                                              Performance       the Optional
                                                              Income            Performance
                                                              Benefit           Death Benefit

Mortality and Expense Risk Charge           1.25%             1.38%             1.49%
Administrative Expense Charge                .10%              .10%              .10%
Total Separate Account Annual Expenses      1.35%             1.48%             1.59%


Page 8: Replace the Example headings that read "(with an optional Death Benefit provision**)" with the heading "(with an optional Death Benefit provision or the optional Performance Income Benefit**)"

Add the following table under the section:  "If you surrender your Contract...."

(with both the optional Performance Income Benefit and the optional Performance Death Benefit****)


                                                   1 Year    3 Year   5 Year  10 Year
                                                   ------    ------   ------  -------
Money Market Sub-Account                             $65      $94      $125     $250
Quality Income Plus Sub-Account                      $65      $94      $126     $251
High Yield Sub-Account                               $65      $93      $125     $249
Utilities Sub-Account                                $66      $98      $133     $266
Income Builder Sub-Account                           $68      $103     $141     $281
Dividend Growth Sub-Account                          $65      $95      $128     $256
Capital Growth Sub-Account                           $67      $100     $136     $272
Global Dividend Growth Sub-Account                   $68      $104     $142     $284
European Growth Sub-Account                          $71      $112     $155     $310
Pacific Growth Sub-Account                           $73      $120     $169     $336
Capital Appreciation Sub-Account                     $68      $103     $141     $281
Equity Sub-Account                                   $65      $94      $136     $252
Strategist Sub-Account                               $65      $94      $125     $250

Add the following table under the section:  "If you do not surrender your Contract ...."


(with both the optional Performance Income Benefit and the optional Performance
Death Benefit ****)

                                                   1 Year   3 Year   5 Year   10 Year
                                                   ------   ------   ------   -------
Money Market Sub-Account                             $22      $68      $117     $250
Quality Income Plus Sub-Account                      $22      $68      $117     $251
High Yield Sub-Account                               $22      $68      $116     $249
Utilities Sub-Account                                $24      $73      $124     $266
Income Builder Sub-Account                           $25      $77      $132     $281
Dividend Growth Sub-Account                          $23      $70      $119     $256
Capital Growth Sub-Account                           $24      $75      $128     $272
Global Dividend Growth Sub-Account                   $25      $78      $134     $284
European Growth Sub-Account                          $28      $86      $147     $310
Pacific Growth Sub-Account                           $31      $94      $160     $336
Capital Appreciation Sub-Account                     $25      $77      $132     $281
Equity Sub-Account                                   $22      $69      $118     $252
Strategist Sub-Account                               $22      $68      $117     $250

**** Total Separate Account Annual Expenses of 1.59%


Page 16: In the third sentence under "Mortality and Expense Risk Charge," insert "or the optional Performance Income Benefit" after the phrase "optional Death Benefit provision." Also, insert the following two sentences before the last sentence of the first paragraph:

         The assessment of the additional .13% for the optional Performance Income Benefit is attributed to the assumption of additional survivorship risks. When both the Performance Income Benefit and the Performance Death Benefit are selected an additional .24% is assessed for a total of 1.49%.

Page 17: At the end of the second paragraph under "Benefits Under The Contract," add the following two sentences:

         If the Performance Income Benefit is selected at the time of purchase, then the Performance Death Benefit is the only optional Death Benefit provision available. Either of the optional Death Benefit provisions may not be available in all states.

Page 19: At the end of the "Amount of Variable Annuity Income Payments" section add the following:

         The Performance Income Benefit is an optional benefit that you may elect at the time you purchase your Contract. Your Performance Income Benefit, on the date of issue, will equal the amount of your initial Purchase Payment. For each Contract Anniversary, additional Purchase Payment or withdrawal we will recalculate your Performance Income Benefit. The Performance Income Benefit will be 1) increased by additional Purchase Payments and 2) reduced by withdrawals by an amount equal to: (i) the Performance Income Benefit just before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Cash Value just before the withdrawal.

         We will recalculate the Performance Income Benefit until the oldest Owner or Annuitant (if the Owner is a non-natural Owner) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional Purchase Payments and withdrawals.

         To exercise your Performance Income Benefit, you must apply it to an income plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an income plan that provides guaranteed payments for either a single or joint life for at least:

          1. 10 years, if the Annuitant's age (or youngest Annuitant's age in the case of joint Annuitants) is 80 or less on the date you apply the Benefit, or

          2. 5 years, if the Annuitant's age (or youngest Annuitant's age, in the case of joint Annuitants) is greater than 80 on the date you apply the Benefit.

           If your current Cash Value is higher than the Performance Income Benefit, you can apply the Cash Value to any income plan. The Performance Income Benefit may not be available in all states.

                                     Part B

                      SUPPLEMENT DATED JANUARY 19, 1998 TO
            THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997
                    OF NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                      OF NORTHBROOK LIFE INSURANCE COMPANY

Under "Standardized Total Return" and "Other Total Return" replace the Example headings that read "(with an optional Death Benefit provision**)" with the heading "(with an optional Death Benefit provision or the optional Performance Income Benefit**)".

Also insert the following tables:
Standardized Total Return

               (With both the Optional Performance Income Benefit
                   and the Optional Performance Death Benefit)

Sub-Account                                          One-Year          Since Inception
-----------------------                              --------          ---------------
Capital Growth                                         5.46%                11.38%
Dividend Growth                                       17.68%                22.04%
Equity                                                 6.26%                 9.70%
European Growth                                       23.61%                22.52%
Global Dividend Growth                                11.40%                15.44%
High Yield                                             5.88%                 6.63%
Money Market                                           N/A                   N/A
Pacific Growth                                        (2.08)%                 .62%
Quality Income Plus                                   (4.37)%                (.43)%
Strategist                                             8.88%                 9.91%
Utilities                                              2.64%                 7.63%

               (With both the Optional Performance Income Benefit
                   and the Optional Performance Death Benefit)
                                                                                10-Years or Since
Sub-Account                                 1 Year            5-Years           Inception (if less)
-----------------------                     ------            -------           -------------------
Capital Growth                               5.46%              4.82%                   8.45%
Dividend Growth                             17.68%             13.15%                  11.69%
Equity                                       6.26%             10.84%                  11.25%
European Growth                             23.61%             18.99%                  16.05%
Global Dividend Growth                      11.40%               N/A                   10.77%
High Yield                                   5.88%             11.11%                   5.52%
Money Market                                  N/A                N/A                     N/A
Pacific Growth                              (2.08)%              N/A                   (2.04)%
Quality Income Plus                         (4.37)%             5.71%                   6.94%
Strategist                                   8.88%              7.23%                   8.19%
Utilities                                    2.64%              8.71%                   9.57%
Other Total Returns

               (With both the Optional Performance Income Benefit
                   and the Optional Performance Death Benefit)

                                                                                10-Years or Since
Sub-Account                                 1 Year            5-Years           Inception (if less)
-----------------------                     ------            -------           -------------------
Capital Growth                               9.77%             5.03%                 8.60%
Dividend Growth                             21.99%            13.31%                11.74%
Equity                                      10.58%            11.01%                11.30%
European Growth                             27.93%            19.13%                16.17%
Global Dividend Growth                      15.72%              N/A                 11.80%
High Yield                                  10.20%            11.27%                 5.58%
Money Market                                  N/A               N/A                   N/A
Pacific Growth                               2.24%              N/A                  (.74)%
Quality Income Plus                          (.06)%            5.91%                 6.99%
Strategist                                  13.20%             7.41%                 8.23%
Utilities                                    6.95%             8.89%                 9.61%




                                 SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Northbrook Variable Annuity Account II, has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Northfield, State of Illinois, on the 13th day of November, 1997.

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                                (REGISTRANT)

                            BY: NORTHBROOK LIFE INSURANCE COMPANY
                                      (DEPOSITOR)


(SEAL)
Attest: /S/ BRENDA D. SNEED             By: /S/ MICHAEL J. VELOTTA
        -------------------                 ----------------------
        Brenda D. Sneed                    Michael J. Velotta
        Assistant Secretary                Vice President, Secretary and
         And Assistant General Counsel         General Counsel

  As required by the Securities Act of 1933, this Registration Statement has been duly signed below by the following Directors and Officers of Northbrook Life Insurance Company on the 13th day of November, 1997.


*/LOUIS G. LOWER, II        Chairman of the Board of Directors and
------------------------       Chief Executive Officer
   Louis G. Lower, II        (Principal Executive Officer)

/S/ MICHAEL J. VELOTTA      Vice President, Secretary, General
------------------------       Counsel and Director
   Michael J. Velotta

*/PETER H. HECKMAN          President, Chief Operating Officer
------------------------       and Director
   Peter H. Heckman

*/JOHN R. HUNTER            Assistant Vice President
------------------------       and Director
   John R. Hunter

*/KEVIN R. SLAWIN           Vice President and Director
------------------------        (Principal Financial Officer)
  Kevin R. Slawin

*/CASEY J. SYLLA            Chief Investment Officer and Director
------------------------
  Casey J. Sylla

*/MARLA G. FRIEDMAN         Vice President
------------------------
 Marla G. Friedman


*/KAREN C. GARDNER          Vice President
------------------------
  Karen C. Gardner

*/JAMES P. ZILS             Treasurer
------------------------
   James P. Zils

*/KEITH A. HAUSCHILDT       Assistant Vice President and Controller
------------------------       (Principal Accounting Officer)
   Keith A. Hauschildt


*/ By Michael J. Velotta, pursuant to Power of Attorney, previously filed.

                                     PART C
                               OTHER INFORMATION

24A. FINANCIAL STATEMENTS


     Northbrook Life Insurance Company Financial Statements and Financial Schedule and Northbrook Variable Annuity Account II Financial Statements are incorporated by reference to Registration Statement NO. 33-35412, filed on May 1, 1997.


24B. EXHIBITS


    The following  exhibits,  correspond  to those  required by paragraph (b) of item 24 as to exhibits in Form N-4:



 (1)       Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II*
 (2)       Not Applicable
 (3)(a)    Underwriting Agreement*
    (b)    Form of General Agency  Agreement*
 (4)(a)    Form of Contract and Certificate Amendments*,**
    (b)    Form of Performance Benefit Income Rider
    (c)    Form of Performance Combination Rider
 (5)       Form of  application  for a  Contract*
 (6)(a)    Articles of Incorporation of Northbrook Life Insurance Company*
    (b)    By-laws of Northbrook Life Insurance Company*
 (7)       Not applicable
 (8)       Participation Agreement***
 (9)       Opinion of Robert S. Seiler, Senior Vice President, Secretary and General Counsel of
           Northbrook Life Insurance Company*
(10)(a)    Consent of Accountants****
    (b)    Consent of Attorneys*****
(11)       Not applicable
(12)       Form of Agreement to Purchase Shares*
(13)       Performance Data Calculations
(14)       Financial Data Schedule******
(99)       Powers of Attorney*


------------------------


* Previously filed in Form N-4 Registration Statement No. 33-35412 dated December 31, 1996 and incorporated by reference.

** Previously filed in Form N-4 Registration Statement No. 33-35412 dated February 28, 1997 and incorporated by reference.

*** Previously filed in Form N-4 Registration Statement No. 33-35412 dated April 30, 1996 and incorporated by reference.

**** Previously filed in Form N-4 Registration Statement No. 33-35412 dated May 1, 1997 and incorporated by reference.

***** Previously filed in Form N-4 Registration Statement No. 33-35412 dated June 14, 1990 and incorporated by reference.

****** Previously filed in Depositor's Form 10-K, filed March 31, 1997.

25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


  NAME AND PRINCIPAL BUSINESS
            ADDRESS                       POSITION AND OFFICE WITH DEPOSITOR OF THE TRUST
- -------------------------------  ------------------------------------------------------------------
Louis G. Lower, II               Chairman of the Board of Directors and Chief Executive Officer
Michael J. Velotta               Director, Vice President, Secretary and General Counsel
Peter H. Heckman                 Director, President and Chief Operating Officer
Marla G. Friedman                Vice President
John R. Hunter                   Director and Assistant Vice President
Kevin R. Slawin                  Director and Vice President
Casey J. Sylla                   Director and Chief Investment Officer
Karen C. Gardner                 Vice President
James P. Zils                    Treasurer
Keith A. Hauschildt              Assistant Vice President and Controller
Sarah R. Donahue                 Assistant Vice President
Ronald Johnson                   Assistant Vice President
Barry S. Paul                    Assistant Vice President
Emma M. Kalaidjian               Assistant Secretary
Paul N. Kierig                   Assistant Secretary
Mary J. McGinn                   Assistant Secretary
Robert N. Roeters                Assistant Vice President
Brenda D. Sneed                  Assistant Secretary and Assistant General Counsel
C. Nelson Strom                  Assistant Vice President and Corporate Actuary
Charles F. Thalheimer            Assistant Vice President
Nancy M. Bufalino                Assistant Treasurer
Patricia A. Wilson               Assistant Vice President, Assistant Secretary and Assistant
                                  Treasurer


    The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

    See 10-K Commission File #1-11840, The Allstate Corporation.

27.  NUMBER OF CONTRACT OWNERS


    As of November 7, 1997 there were in force 13,234 qualified and 73,585 non-qualified contracts. The Registrant began operations on October 25, 1990.


28.  INDEMNIFICATION

    The General Agency Agreement (Exhibit 3(b)) has a provision in which Northbrook Life agrees to indemnify Dean Witter Reynolds as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Northbrook Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

    Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A.  RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

    Dean Witter Distributors Inc. is the principal underwriter for the following investment companies:


Dean Witter Liquid Asset Fund Inc.

Dean Witter Tax-Free Daily Income Trust

Dean Witter California Tax-Free Daily Income Trust

Dean Witter Retirement Series

Dean Witter Dividend Growth Securities Inc.

Dean Witter Natural Resource Development
 Securities Inc.

Dean Witter World Wide Investment Trust

Dean Witter Capital Growth Securities

Dean Witter Convertible Securities Trust

Active Assets Tax-Free Trust

Active Assets Money Trust

Active Assets California Tax-Free Trust

Active Assets Government Securities Trust

Dean Witter Short-Term Bond Fund

Dean Witter Mid-Cap Growth Fund

Dean Witter U.S. Government Securities Trust

Dean Witter High Yield Securities Inc.

Dean Witter New York Tax-Free Income Fund

Dean Witter Tax-Exempt Securities Trust

Dean Witter California Tax-Free Income Fund

Dean Witter Limited Term Municipal Trust

Dean Witter World Wide Income Trust

Dean Witter Utilities Fund

Dean Witter Strategist Fund

Dean Witter New York Municipal Money
 Market Trust

Dean Witter Intermediate Income Securities

Prime Income Trust

Dean Witter European Growth Fund Inc.

Dean Witter Developing Growth Securities Trust

Dean Witter Precious Metals and Minerals Trust

Dean Witter Pacific Growth Fund Inc.

Dean Witter Multi-State Municipal Series Trust

Dean Witter Federal Securities Trust

Dean Witter Short-Term U.S. Treasury Trust

Dean Witter Diversified Income Trust

Dean Witter Health Sciences Trust

Dean Witter Global Dividend Growth Securities

Dean Witter American Value Fund

Dean Witter U.S. Government Money Market Trust

Dean Witter Global Short-Term Income Fund Inc.

Dean Witter Premier Income Trust

Dean Witter Value-Added Market Series

Dean Witter Global Utilities Fund

Dean Witter High Income Securities

Dean Witter National Municipal Trust

Dean Witter International SmallCap Fund

Dean Witter Global Asset Allocation

Dean Witter Balanced Income Fund

Dean Witter Balanced Growth Fund

Dean Witter Hawaii Municipal Trust

Dean Witter Capital Appreciation Fund

Dean Witter Intermediate Term U.S. Treasury Trust

Dean Witter Information Fund

Dean Witter Japan Fund

Dean Witter Income Builder Fund

Dean Witter Special Value Fund

TCW/DW Core Equity Trust

TCW/DW North American Government
 Income Trust

TCW/DW Latin American Growth Fund

TCW/DW Income and Growth Fund

TCW/DW Small Cap Growth Fund

TCW/DW Balanced Fund

TCW/DW Mid-Cap Equity Trust

TCW/DW Total Return Trust

TCW/DW Global Telecom Trust

TCW/DW Strategic Income Trust

29B.  PRINCIPAL UNDERWRITER


  NAME AND PRINCIPAL BUSINESS
  ADDRESS OF EACH SUCH PERSON                  POSITIONS AND OFFICES WITH UNDERWRITER
--------------------------------  ------------------------------------------------------------------
Dean Witter Reynolds Inc.        Underwriter
("Dean Witter")
Philip J. Purcell                Chairman, Chief Executive Officer and Director
Richard M. Demartini             President, Chief Operating Officer and Director, Dean Witter
                                  Capital
James F. Higgins                 President and Chief Operating Officer and Director, Dean Witter
                                  Financial
Stephen R. Miller                Senior Executive Vice President and Director
Raymond J. Drop                  Executive Vice President
Robert J. Dwyer                  Executive Vice President, National Sales Director and Director
Christine A. Edwards             Executive Vice President, Secretary, General Counsel and Director
Charles A. Fiumefreddo           Executive Vice President and Director
Frederick J. Frohne              Executive Vice President
Alfred J. Golden                 Executive Vice President
E. Davisson Hardman, Jr.         Executive Vice President
Mitchell M. Merin                Executive Vice President, Chief Administrative Officer and
                                  Director
Laurence E. Mollner              Executive Vice President
Jeremiah A. Mullins              Executive Vice President
Richard F. Powers, III           Executive Vice President and Director
John H. Schaefer                 Executive Vice President
Thomas C. Schneider              Executive Vice President, Chief Financial Officer and Director
Robert B. Sculthorpe             Executive Vice President
William B. Smith                 Executive Vice President and Director
Samule H. Wolcott, III           Executive Vice President
Anthony Basile                   Senior Vice President
Ronald T. Carman                 Senior Vice President, Associate General Counsel and Assistant
                                  Secretary
Michael T. Cunningham            Senior Vice President
Mary E. Curran                   Senior Vice President
David Diaz                       Senior Vice President
Raymond F. Douglas               Senior Vice President
Paul J. Dubow                    Senior Vice President and Deputy General Counsel
Michael T. Gregg                 Senior Vice President and Deputy General Counsel
Erick R. Holt                    Senior Vice President and Assistant Secretary
Birendra Kumar                   Senior Vice President and Treasurer
George R. Ross                   Senior Vice President
Robert P. Seass                  Senior Vice President
Joseph G. Siniscalchi            Senior Vice President and Controller, Dean Witter Financial
Michael H. Stone                 Senior Vice President

  NAME AND PRINCIPAL BUSINESS
  ADDRESS OF EACH SUCH PERSON     POSITIONS AND OFFICES WITH UNDERWRITER
--------------------------------  ------------------------------------------------------------------
Lawrence Volpe                   Senior Vice President and Controller, Dean Witter Reynolds Inc.
                                  and Dean Witter Capital
Lorena J. Kern                   Senior Vice President
Kathryn M. McNamara              Senior Vice President and Director of Governmental Affairs
Michael D. Browne                Assistant Secretary
Linda M. Butler                  Assistant Secretary
Marilyn Cranney                  Assistant Secretary
Sheldon Curtis                   Assistant Secretary
Barry Fink                       Assistant Secretary
Sabrina Hurley                   Assistant Secretary
Barbara B. Kiley                 Assistant Secretary



    The principal address of Dean Witter is Two World Trade Center, New York, New York 10048.


29C.  COMPENSATION OF DEAN WITTER

    The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


      (1)             (2)            (3)             (4)             (5)
                      NET        COMPENSATION
                  UNDERWRITING   OR REDEMPTION
    NAME OF       DISCOUNTS AND        OR          BROKERAGE
   PRINCIPAL      COMMISSIONS    ANNUITIZATION    COMMISSIONS     COMPENSATION
----------------  -------------  --------------  --------------  --------------
Dean Witter
Reynolds Inc.                                   $53,617,941


30.  LOCATION OF ACCOUNTS AND RECORDS

    Michael J. Velotta
    Northbrook Life Insurance Company
    3100 Sanders Road
    Northbrook, Illinois 60062

31.  MANAGEMENT SERVICES

    None

32.  UNDERTAKINGS

    The Registrant promises to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

33.  REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

    The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.


34.  REPRESENTATION REGARDING CONTRACT EXPENSES

    Northbrook Life Insurance Company ("Northbrook Life") represents that the fees and charges deducted under the Group and Individual Variable Annuity
Contracts hereby registered by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Northbrook Life.